WARRANTS (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Options Weighted Average Remaining Contractual Life (years)	3 years 6 months
Warrant [Member]
Option, Outstanding, Beginning Balance (in shares)	257,500	157,500
Option, Granted (in shares)	0	100,000
Option, Forfeited (in shares)	0	0
Option, Exercised (in shares)	0	0
Option, Outstanding, Ending Balance (in shares)	257,500	257,500
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 7.66	$ 7.66
Options Weighted Average Remaining Contractual Life (years)	2 years 5 months 23 days	2 years 11 months 19 days